Income taxes - Amounts recognized in profit or loss (Details) - RUB (₽) ₽ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Applicable tax rate		20.00%	20.00%	20.00%
Current tax expense:
Current year		₽ (1,935,291)	₽ (873,925)	₽ (923,760)
Reversal of provision for uncertain income tax positions		221,700	92,012	110,708
Recognition of provision for uncertain income tax positions		(31,332)	(4,044)	(447,034)
Total current tax expense		(1,744,923)	(785,957)	(1,260,086)
Deferred tax expense:
Origination and reversal of temporary differences		370,089	100,185	168,630
Reversal of deferred tax on unremitted earnings	₽ 447,034			447,034
Total deferred tax reversal		370,089	100,185	615,664
Total income tax expense		₽ (1,374,834)	₽ (685,772)	₽ (644,422)
Additional disclosures
Provisions for uncertain tax positions recognized	₽ 447,034